Share Capital - Schedule of Assumptions Used to Estimate Fair Value of Options Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.09%
Expected life		10 months 24 days
Expected volatility		39.00%
Expected dividends
Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 10.33
Theoretical ex-rights share price	$ 8.62
Risk-free interest rate	0.46%
Expected life	3 years
Expected volatility	60.00%
Expected dividends